Changes in financial assets at fair value through other comprehensive income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		₩ 399,495		₩ 0
Effect of change in accounting policy		0		471,903
Acquisition		1,876		0
Disposal		(19,315)		(1)
Valuation		(8,019)		(75,077)
Impairment		0		0
Others		5,133		2,670
Ending Balance		379,170		399,495
Listed equity securities
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		210,056		0
Effect of change in accounting policy		0		274,453
Acquisition		0		0
Disposal		0		(1)
Valuation		(11,734)		(63,007)
Impairment		0		0
Others		2,880		(1,389)
Ending Balance		201,202		210,056
Unlisted equity securities
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		189,439	[1]	0
Effect of change in accounting policy		0		197,450
Acquisition		1,876		0
Disposal		(19,315)		0
Valuation		3,715		(12,070)
Impairment		0		0
Others		2,253		4,059
Ending Balance	[1]	177,968		189,439
Current Financial assets at fair value through profit or loss, category
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0		0
Effect of change in accounting policy		0		0
Acquisition		0		0
Disposal		0		0
Valuation		0		0
Impairment		0		0
Others		0		0
Ending Balance		0		0
Non-Current Financial assets at fair value through profit or loss, category
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		399,495		0
Effect of change in accounting policy		0		471,903
Acquisition		1,876		0
Disposal		(19,315)		(1)
Valuation		(8,019)		(75,077)
Impairment		0		0
Others		5,134		2,670
Ending Balance		₩ 379,170		₩ 399,495

[1]	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.